FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Interest Rate Risk (Details) - Interest rate risk	Dec. 31, 2019
Fixed interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic, concentration percentage	88.00%
Floating interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic, concentration percentage	12.00%